                        Centennial America Fund, L.P.

                    Centennial California Tax Exempt Trust

                         Centennial Government Trust

                        Centennial Money Market Trust

                     Centennial New York Tax Exempt Trust

                         Centennial Tax Exempt Trust

                    Oppenheimer California Municipal Fund

                            Oppenheimer Bond Fund
                           on behalf of its series
                   Oppenheimer Convertible Securities Fund

                    Oppenheimer Capital Appreciation Fund

                       Oppenheimer Capital Income Fund

                    Oppenheimer Capital Preservation Fund

                          Oppenheimer Cash Reserves

                       Oppenheimer Champion Income Fund

                     Oppenheimer Concentrated Growth Fund

                     Oppenheimer Developing Markets Fund

                          Oppenheimer Discovery Fund

                       Oppenheimer Emerging Growth Fund

                    Oppenheimer Emerging Technologies Fund

                         Oppenheimer Enterprise Fund

                           Oppenheimer Europe Fund

                           Oppenheimer Global Fund

                   Oppenheimer Global Growth & Income Fund
                                                      (over)
                   Oppenheimer Gold & Special Minerals Fund

                           Oppenheimer Growth Fund

                         Oppenheimer High Yield Fund

                         Oppenheimer Integrity Funds
                           on behalf of its series
                            Oppenheimer Bond Fund

                     Oppenheimer International Bond Fund

                    Oppenheimer International Growth Fund

                 Oppenheimer International Small Company Fund

                      Oppenheimer Large Cap Growth Fund

                   Oppenheimer Limited-Term Government Fund

                     Oppenheimer Main Street(R)Funds, Inc.
                           On behalf of its series
                Oppenheimer Main Street(R)Growth & Income Fund

                  Oppenheimer Main Street(R)Opportunity Fund

                   Oppenheimer Main Street(R)Small Cap Fund

                           Oppenheimer MidCap Fund

                     Oppenheimer Money Market Fund, Inc.

                       Oppenheimer Multi-Cap Value Fund

                     Oppenheimer Multiple Strategies Fund

                   Oppenheimer Multi-State Municipal Trust
                          On behalf of its 3 series
                      Oppenheimer Florida Municipal Fund
                    Oppenheimer New Jersey Municipal Fund
                   Oppenheimer Pennsylvania Municipal Fund

                       Oppenheimer Municipal Bond Fund

                          Oppenheimer Municipal Fund
                           On behalf of its series
                   Oppenheimer Intermediate Municipal Fund

                     Oppenheimer New York Municipal Fund

                  Oppenheimer Quest Capital Value Fund, Inc.

                      Oppenheimer Quest For Value Funds
                          on behalf of its 3 series
                      Oppenheimer Quest Opportunity Fund
                       Oppenheimer Small Cap Value Fund
                    Oppenheimer Quest Balanced Value Fund

                  Oppenheimer Quest Global Value Fund, Inc.

                      Oppenheimer Quest Value Fund, Inc.

                         Oppenheimer Real Asset Fund

                         Oppenheimer Select Managers
                          on behalf of its 6 series
                      Gartmore Millennium Growth Fund II
                             Jennison Growth Fund
                      Mercury Advisors Focus Growth Fund
                     Mercury Advisors S&P 500 Index Fund
                           QM Active Balanced Fund
                        Salomon Brothers Capital Fund

                    Oppenheimer Senior Floating Rate Fund

                        Oppenheimer Series Fund, Inc.
                          on behalf of its 2 series
                   Oppenheimer Disciplined Allocation Fund
                            Oppenheimer Value Fund

                        Oppenheimer Special Value Fund

                      Oppenheimer Strategic Income Fund

                     Oppenheimer Total Return Fund, Inc.

                        Oppenheimer Trinity Core Fund

                       Oppenheimer Trinity Growth Fund

                        Oppenheimer Trinity Value Fund
                                                         (over)
                      Oppenheimer U.S. Government Trust

                      Oppenheimer Variable Account Funds
                          on behalf of its 10 series
                    Oppenheimer Aggressive Growth Fund/ VA
                          Oppenheimer Bond Fund/ VA
                  Oppenheimer Capital Appreciation Fund/ VA
                    Oppenheimer Global Securities Fund/ VA
                       Oppenheimer High Income Fund/ VA
              Oppenheimer Main Street(R)Growth & Income Fund/ VA
                          Oppenheimer Money Fund/ VA
                   Oppenheimer Multiple Strategies Fund/ VA
                    Oppenheimer Small Cap Growth Fund/ VA
                     Oppenheimer Strategic Bond Fund/ VA

                          Panorama Series Fund, Inc.
                          on behalf of its 4 series
                       Government Securities Portfolio
                               Growth Portfolio
                  Oppenheimer International Growth Fund /VA
                            Total Return Portfolio

                          Rochester Fund Municipals

                          Rochester Portfolio Series
                           On behalf of its series

                     Limited Term New York Municipal Fund

                     Supplement dated September 24, 2001

This supplement amends the prospectus and statement of additional information of each of the above-referenced Funds, replaces each Fund's September 17,
2001 supplement and is in addition to any existing supplements of the Funds.

      In light of recent events affecting the financial markets, the Fund's
Board has approved the following changes to the Fund's policies on borrowings:

   For five business days commencing on September 24, 2001 and for any additional business days thereafter as provided for by the U.S. Securities and Exchange Commission, the Fund may borrow money for liquidity purposes from affiliated persons and from entities other than banks, and may borrow in excess of 5% of its total assets, provided however that the Fund's total borrowings from all sources shall not exceed 25% of the Funds total assets.

September 24, 2001
                             Philip T. Masterson
Vice President &
Assistant Counsel

September 28, 2001

Securities and Exchange Commission
OFICS Filer Support
Mail Stop 0-7, SEC Operations Center
6432 General Green Way
Alexandria, VA  22312

            Re:   Panorama Series Fund, Inc.
                         Reg. No. 2-73969; File No. 811-3255
                         -----------------------------------

To the Securities and Exchange Commission:

      An  electronic  ("EDGAR")  filing is hereby being made under Rule 497(e)
of the Securities Act of 1933 on behalf of Panorama  Series Fund,  Inc..  This filing  consists of a supplement  dated  September 24, 2001 to the  prospectus and  statement  of  additional  information  related to  temporary  investment policy  changes made in accordance  with SEC Release No. 25156 and SEC Release
No. 25165. This supplement is in addition to any existing supplement.

      Any  questions  regarding  this  submission  are to be  directed  to the attention of the undersigned.

 Very truly yours,

 /s/ Philip T. Masterson

 Philip T. Masterson
 (303) 768-2486

 Enclosures

cc:  Mayer, Brown & Platt
     KPMG LLP
     Ms. Gloria LaFond